As filed with the Securities and Exchange Commission on August 30, 2024

File No. 333-280916

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

( ) Pre-Effective Amendment No.

(X) Post-Effective Amendment No.  1

EMPOWER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (866) 831-7129

Jonathan D. Kreider

President & Chief Executive Officer

Empower Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ryan L. Logsdon

Chief Legal Officer & Secretary

Empower Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock (par value $0.10 per share) of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Dear Shareholder,

We wish to provide you with important information concerning your investment in the Empower Ariel Mid Cap Value Fund (the “Target Fund”), a series of Empower Funds, Inc. (“Empower Funds”). The Board of Directors of Empower Funds (the “Board”) has approved the reorganization of the Target Fund into the Empower Mid Cap Value Fund (the “Acquiring Fund”), also a series of Empower Funds (the “Reorganization”). The Target Fund and the Acquiring Fund are collectively referred to herein as the “Funds” or individually as a “Fund.”

After careful consideration, the Board, including a majority of the directors who are not “interested persons” of the Funds, as that term is defined in the Investment Company Act of 1940, as amended, approved the Reorganization. Upon the recommendation of Empower Capital Management, LLC, the investment adviser of both Funds, the Board unanimously concluded that: (i) the Reorganization is in the best interests of each Fund; and (ii) the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to occur on or about October 25, 2024, and upon completion shareholders of the Target Fund will become shareholders of the Acquiring Fund.

The Reorganization is intended to be a tax-free reorganization for federal income tax purposes, and the closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that shareholders will not recognize any gain or loss as a direct result of the Reorganization.

Detailed information about the Agreement and Plan of Reorganization (the “Agreement”) and the reasons for the Board’s approval of the Agreement are contained in the enclosed materials.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. You will automatically receive shares of the Acquiring Fund in exchange for your shares of the Target Fund on or about October 25, 2024. If you have any questions, please contact us at (866) 831-7129.

If you have any questions after considering the enclosed materials, please call.

Sincerely,

Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.

Important Information for Empower Ariel Mid Cap Value Fund Shareholders

The enclosed Information Statement/Prospectus describes the reorganization of the Empower Ariel Mid Cap Value Fund (the “Target Fund”), a series of Empower Funds, Inc. (“Empower Funds”), into the Empower Mid Cap Value Fund (the “Acquiring Fund”), also a series of Empower Funds (the “Reorganization”). The Target Fund and the Acquiring Fund are collectively referred to herein as the “Funds” or individually as a “Fund.”

Although we recommend that you read the complete Information Statement/Prospectus, for your convenience, we have provided the following brief overview of the Reorganization. Please refer to the more complete information about the Reorganization contained in the Information Statement/Prospectus.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

Q.	Why am I receiving this Information Statement/Prospectus?

A.

You are receiving this Information Statement/Prospectus because you are invested in the Target Fund through an insurance company separate account for certain variable annuity contracts and variable life insurance policies, an individual retirement account, a qualified retirement plan, or a college savings program (collectively, “Permitted Accounts”).

Q.	What will happen on the effective date of the Reorganization?

A.

As of the close of business on the effective date of the Reorganization, investments in the Institutional Class and Investor Class shares of the Target Fund will automatically become investments in the corresponding Institutional Class or Investor Class shares of the Acquiring Fund. The total net asset value of the shares of the Acquiring Fund that you receive indirectly through a Permitted Account on the effective date of the Reorganization will be equal to the total net asset value of your investment in the Target Fund through a Permitted Account. You will not incur any fees or charges as a result of the Reorganization. Moreover, shareholders will not recognize any gain or loss as a direct result of the Reorganization and, if you are an investor who hold shares of the Target Fund through a Permitted Account, you will not recognize any taxable income, gains or losses as a result of the exchanges pursuant to the Reorganization. It is currently anticipated that the Reorganization will take effect on or about October 25, 2024.

Q.	Why has this Reorganization been proposed for the Target Fund?

A.

At a meeting held on June 12-13, 2024, the Board of Directors of Empower Funds (the “Board”) considered the Reorganization upon the recommendation of Empower Capital Management, LLC (“ECM”), both Funds’ investment adviser. ECM proposed the Reorganization in order to address the underperformance of the Target Fund and, secondarily, as part of a continuing effort to reduce redundancy in its fund offerings by consolidating two mid cap value offerings into a single offering, the Acquiring Fund. ECM believes that shareholders of the Target Fund and investors who hold shares of the Target Fund through Permitted Accounts will benefit from the historically better and generally more consistent performance of the Acquiring Fund. ECM also believes one mid cap value fund is more commercially viable and beneficial to shareholders of both Funds than maintaining two separate mid cap value funds. The Reorganization is also intended to create a larger combined Fund with a broader shareholder base and a larger asset base against which fixed dollar costs may be allocated and potentially create economies of scale to benefit shareholders and investors who hold shares through Permitted Accounts. The Board concluded the Reorganization is in the best interests of the Target Fund and its shareholders, and the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. In reaching this conclusion, the Board considered a number of factors, which are discussed in greater detail in the enclosed materials.

Q.	How do the fees and expenses compare?

A.

Currently, the management fee, expense limit, and total annual operating expenses (before and after reimbursements) of the Acquiring Fund are higher than the management fee, expense limit, and total annual operating expenses (before and after reimbursements) of the Target Fund. However, in connection with its approval of the Reorganization, the Board approved lowering the management fee and expense limit of the Acquiring Fund to match those of the Target Fund. The management fee, expense limit, and total annual operating expenses, after taking into account the new management fee and expense limit of the Acquiring Fund immediately following the Reorganization, are expected to be the same as the management fee, expense limit, and total annual operating expenses of the Target Fund. As a result, the management fee, expense limit, and total annual operating expenses (before and after reimbursements) will remain unchanged for shareholders of the Target Fund and investors who hold shares of the Target Fund through Permitted Accounts when the Reorganization takes effect. Shareholders of the Acquiring Fund and investors who hold shares of the Acquiring Fund through Permitted Accounts will receive a reduction in the management fee, expense limit, and total annual operating expenses (before and after reimbursements) when the Reorganization takes effect through April 30, 2026. After April 30, 2026, the expense limit and total annual fund operating expenses of the Acquiring Fund may increase. Please see the tables below reflecting the current management fees, expense limits and total annual operating expenses (before and after reimbursements) for each Fund and the management fee, expense limit and total annual operating expenses (before and after reimbursements) of the Acquiring Fund immediately following the Reorganization. For additional details on fees and expenses, please see the section entitled “Fees and Expenses” of the Information Statement/Prospectus.

	Target Fund	Acquiring Fund	Combined Fund Immediately Following
Institutional Class			Reorganization

Management Fees	0.67%	0.78%	0.67%

Expense Limit	0.70%	0.80%	0.70%

Total Annual Fund Operating Expenses Before Reimbursements	0.78%	0.81%	0.78%

Total Annual Fund Operating Expenses After Reimbursements	0.70%	0.80%	0.70%

	Target Fund	Acquiring Fund	Combined Fund Immediately Following
Investor Class			Reorganization

Management Fees	0.67%	0.78%	0.67%

Expense Limit	0.70%	0.80%	0.70%

Total Annual Fund Operating Expenses Before Reimbursements	1.14%	1.24%	1.14%

Total Annual Fund Operating Expenses After Reimbursements	1.05%	1.15%	1.05%

Q.	Will you receive new shares in exchange for your current shares?

A.

Yes. As part of the Reorganization, you will receive shares of the corresponding class of the Acquiring Fund in an amount equal to the total net asset value of the Target Fund shares that you surrender in the Reorganization, determined in each case as of the close of trading on the effective date of the Reorganization. Although the number of shares of the Acquiring Fund you receive may differ from the number of shares you held in the Target Fund, the total net asset value will be the same.

Q.	Will I have to pay federal income taxes as a result of the Reorganization?

A.

No. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. It is expected that shareholders of the Target Fund will not recognize any gains or losses for federal income tax purposes as a direct result of the Reorganization. Investors who hold shares of the Target Fund through Permitted Accounts will not recognize any taxable income, gains or losses as a result of the exchanges pursuant to the Reorganization. The section entitled “The Reorganization - Material Federal Income Tax Consequences” of the Information Statement/Prospectus provides additional information regarding the federal income tax consequences of the Reorganization.

Q.	Who will pay for the Reorganization?

A.

ECM will bear all expenses of the Reorganization even if the Reorganization is not completed, including legal costs, audit fees, portfolio transaction costs, and printing and mailing expenses. ECM estimates the costs of the Reorganization to be $95,000.

Q.	What is the timetable for the Reorganization?

A.	The Reorganization is expected to take effect at the close of business on October 25, 2024, or such other date as the officers of Empower Funds reasonably determine.

Q.	Whom do I call if I have questions?

A.	If you need any assistance, or have any questions regarding the Reorganization, please call (866) 831-7129.

Information Statement/Prospectus

Dated August 30, 2024

EMPOWER FUNDS, INC.

Relating to the Acquisition of the Assets and Liabilities of

EMPOWER ARIEL MID CAP VALUE FUND

by EMPOWER MID CAP VALUE FUND

This Information Statement/Prospectus is being furnished to shareholders of the Empower Ariel Mid Cap Value Fund (the “Target Fund”), a series of Empower Funds, Inc. (“Empower Funds”), a Maryland corporation registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act). This Information Statement/Prospectus is provided in connection with the reorganization of the Target Fund into the Empower Mid Cap Value Fund (the “Acquiring Fund”), also a series of Empower Funds (the “Reorganization”). The Target Fund and the Acquiring Fund are referred to herein collectively as the “Funds” and individually as a “Fund.”

You are receiving this Information Statement/Prospectus because you are invested in the Target Fund through an insurance company separate account for a variable annuity contract or variable life insurance policy, an individual retirement account, a qualified retirement plan, or a college savings program.

Upon completion of the Reorganization, holders of Institutional Class and Investor Class shares of the Target Fund will receive Institutional Class and Investor Class shares, respectively, of the Acquiring Fund. Shares of the Acquiring Fund received in the Reorganization will have the same total net asset value as the total net asset value of the Target Fund shares surrendered by such shareholders, determined in each case as of the close of trading on the closing date of the Reorganization. The Board of Directors of Empower Funds (the “Board”) determined the Reorganization is in the best interests of the Target Fund, the Acquiring Fund, and their respective shareholders. The address, principal executive office and telephone number of Empower Funds is 8515 East Orchard Road, Greenwood Village, Colorado 80111 and (866) 831-7129.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Information Statement/Prospectus concisely sets forth the information shareholders of the Target Fund should know about the Reorganization (in effect, investing in Institutional Class and Investor Class shares of the Acquiring Fund) and constitutes an offering of Institutional Class and Investor Class shares of common stock, par value $0.10 per share, of the Acquiring Fund. Please read it carefully and retain it for future reference.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

The following documents contain additional information about the Funds, have been filed with the Securities and Exchange Commission (“SEC”), and are incorporated into this Information Statement/Prospectus by reference:

i.	the Empower Funds’ prospectuses, dated April 30, 2024, as supplemented through the date of this Information Statement/Prospectus, only insofar as they relate to the Funds (File No. 811-03364);

ii.

the Empower Funds’ statement of additional information, dated April 30, 2024, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Funds (File No. 811-03364).

iii.	supplement to the Empower Ariel Mid Cap Value Fund dated June 14, 2024 (File No. 811-03364).

iv.	the statement of additional information relating to the Reorganization, dated August 30, 2024 (the “Reorganization SAI”).

v.

the Acquiring Fund’s audited financial statements as of December 31, 2023, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Funds’ annual report for the fiscal year ended December 31, 2023 (File No. 811-03364);

vi.

the Target Fund’s audited financial statements as of December 31, 2023, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Funds’ annual report for the fiscal year ended December 31, 2023 (File No. 811-03364).

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling (866) 831-7129 or writing to Empower Funds, Inc., Attn: Secretary, 8515 East Orchard Road, Greenwood Village, Colorado 80111. If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

Empower Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Empower Funds (including the registration statement relating to the Acquiring Fund on Form N-14 of which this Information Statement/Prospectus is a part) may be obtained, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s website at http://www.sec.gov.

SUMMARY

The following is a summary of the more complete information contained in this Information Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the Agreement and Plan of Reorganization (the “Agreement”). Once the Reorganization is complete, shareholders of the Target Fund will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. You are receiving this Information Statement/Prospectus because you are invested in the Target Fund through an insurance company separate account for a variable annuity contract or variable life insurance policy, an individual retirement account (“IRA”), a qualified retirement plan, or a college savings program (“Permitted Account(s)”).

For investors who hold shares of either the Target Fund or the Acquiring Fund through a Permitted Account the Reorganization will not: (1) result in any change in the amount of any contract owner’s accumulated value or in the dollar value of their investment in the relevant separate account; (2) cause any variable contract fees or charges to be greater after the Reorganization than before the Reorganization; and (3) alter any contract owner rights under a variable contract or the insurance company’s obligations under a variable contract.

Shareholders should read the entire Information Statement/Prospectus carefully together with the Acquiring Fund’s Prospectus which is incorporated herein by reference. This Information Statement/Prospectus constitutes an offering of Institutional Class and Investor Class shares of the Acquiring Fund.

Background

The Target Fund was launched January 1, 1994, and the Acquiring Fund was launched May 15, 2008. Empower Capital Management, LLC (“ECM”) is the adviser to both the Target Fund and the Acquiring Fund. Ariel Investments, LLC (“Ariel”) is the sub-adviser of the Target Fund, and Goldman Sachs Asset Management, L.P. (“GSAM”) is the sub-adviser of the Acquiring Fund.

ECM proposed the Reorganization in order to address the underperformance of the Target Fund and, secondarily, as part of a continuing effort to reduce redundancy in its fund offerings by consolidating two mid cap value offerings into a single offering, the Acquiring Fund. ECM believes that shareholders of the Target Fund and investors who hold shares of the Target Fund through Permitted Accounts will benefit from the historically better and generally more consistent performance of the Acquiring Fund. ECM also believes one mid cap value fund is more commercially viable and beneficial to shareholders of both Funds than maintaining two separate mid cap value funds. The Reorganization is also intended to create a larger combined Fund with a broader shareholder base and a larger asset base against which fixed dollar costs may be allocated and potentially create economies of scale to benefit shareholders and investors who hold shares through Permitted Accounts. GSAM will continue to be the sub-adviser of the Acquiring Fund at the close of business on or about October 25, 2024, or such other date as the officers of Empower Funds reasonably determine (the “Closing Date”); therefore, shareholders of the Target Fund will have a new sub-adviser immediately following the Reorganization.

The Funds have similar principal investment strategies with the primary differences being that the Target Fund holds a more limited number of securities in its portfolio, often concentrates its investments in certain sectors (such as the financial sector), selects issuers that take steps toward preserving the environment, and does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the manufacture of firearms or the operation of for-profit prisons. Meanwhile, the Acquiring Fund’s 80% policy includes investments in foreign mid cap issuers that are traded in the U.S., and the Acquiring Fund may invest in real estate investment trusts and derivatives, may engage in frequent trading, and uses a quantitative model to select investments.

The Funds have similar principal investment risks with the primary differences being the Target Fund has Environmental, Social and Governance Risk and the Acquiring Fund has Real Estate Investment Trust/Real Estate, Quantitative Model, Foreign Securities, Currency, Derivatives and Portfolio Turnover Risks.

Currently, the management fee, expense limit, and total annual operating expenses (before and after reimbursements) of the Acquiring Fund are higher than the management fee, expense limit, and total annual operating expenses (before and after reimbursements) of the Target Fund. However, in connection with its approval of the Reorganization, the Board approved lowering the management fee and expense limit of the Acquiring Fund to match those of the Target

Fund. The management fee, expense limit, and total annual operating expenses, after taking into account the new management fee and expense limit of the Acquiring Fund immediately following the Reorganization, are expected to be the same as the management fee, expense limit, and total annual operating expenses of the Target Fund. As a result, the management fee, expense limit, and total annual operating expenses (before and after reimbursements) will remain unchanged for shareholders of the Target Fund and investors who hold shares of the Target Fund through Permitted Accounts when the Reorganization takes effect. Shareholders of the Acquiring Fund and investors who hold shares of the Acquiring Fund through Permitted Accounts will receive a reduction in the management fee, expense limit, and total annual operating expenses (before and after reimbursements) when the Reorganization takes effect through April 30, 2026. After April 30, 2026, the expense limit and total annual fund operating expenses of the Acquiring Fund may increase. For more details on fees and expenses, please see “Fees and Expenses” below.

The Reorganization

This Information Statement/Prospectus is being furnished to shareholders of the Target Fund and investors who hold shares of the Target Fund through Permitted Accounts in connection with the reorganization of the Target Fund with and into the Acquiring Fund pursuant to the terms and conditions of the Agreement entered into by Empower Funds, on behalf of the Funds, and ECM. The Agreement provides for (i) the transfer of all assets of the Target Fund to the Acquiring Fund in exchange for Institutional Class and Investor Class shares of common stock, par value $0.10 per share, of the Acquiring Fund, and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by the Target Fund of Institutional Class and Investor Class shares of the Acquiring Fund to holders of the Target Fund’s Institutional Class and Investor Class shares, respectively, resulting in the complete liquidation and termination of the Target Fund. The Board unanimously approved the Reorganization and the Agreement at a meeting held on June 12-13, 2024. Once the Reorganization is completed, Target Fund shareholders will become shareholders of the Acquiring Fund.

It is anticipated that the closing of the Reorganization (the “Closing”) will occur at the close of business on the Closing Date, but it may be at a different time as described herein. For a more detailed discussion about the Reorganization, please see “The Reorganization” below.

Reasons for the Reorganization

The Board believes the Reorganization is in the best interests of the Target Fund and the Acquiring Fund, as well as their respective shareholders. For a more detailed discussion of the Board’s considerations regarding the approval of the Reorganization, see “The Board’s Approval of the Reorganization” below.

Distribution, Purchase, Redemption, Exchange of Shares and Dividends

The Funds have identical procedures for purchasing, exchanging, and redeeming shares for each share class. The Funds offer two classes of shares: Institutional Class and Investor Class. The corresponding classes of each Fund have the same investment eligibility criteria. Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses), if any, to shareholders as dividends annually. Each Fund also realizes capital gains from its investments, and distributes these gains (less any losses), if any, to shareholders as capital gains distributions at least once annually. See “Comparison of the Funds - Purchase and Sale of Fund Shares” below for a more detailed discussion.

Material Federal Income Tax Consequences of the Reorganization

It is expected that shareholders of the Target Fund will not recognize any gains or losses for federal income tax purposes as a direct result of the Reorganization. It is also expected that investors who hold shares of the Target Fund through Permitted Accounts will not recognize any taxable income, gains or losses as a result of the exchanges pursuant to the Reorganization. In addition, neither Fund will generally recognize gain nor loss for federal income tax purposes as a direct result of the Reorganization. To the extent that portfolio investments received by the Acquiring Fund in the Reorganization are sold after the Reorganization, the Acquiring Fund may recognize income and capital gain (after the application of any available capital loss carryovers), which will be distributed to shareholders who hold shares of the combined fund (including former Target Fund shareholders who hold shares of the Acquiring Fund following the Reorganization). Such distribution is not expected to be taxable for federal income tax purposes to investors who hold shares of the

Acquiring Fund through Permitted Accounts. None of the Target Fund’s investments are expected to be sold after the Reorganization as a result of any portfolio repositioning.

It is estimated that approximately 93% of the Target Fund’s portfolio will be sold prior to the Reorganization in connection with this portfolio repositioning. It is estimated that such portfolio repositioning would have resulted in realized losses of approximately $2,606,659 (approximately $0.03 per share) and brokerage commissions or other transaction costs of approximately $18,856 (approximately $0.004 per share) if such sales occurred on December 31, 2023. For a more detailed discussion of the federal income tax consequences of this Reorganization, please see “The Reorganization - Material Federal Income Tax Consequences” below.

COMPARISON OF THE FUNDS

Investment Objectives

The Funds have substantially similar investment objectives.

Target Fund – Investment Objective	Acquiring Fund – Investment Objective

The Fund seeks long-term capital appreciation.	The Fund seeks long-term growth of capital.

Fees and Expenses

The table below provides information about the fees and expenses attributable to Institutional Class and Investor Class shares of the Funds, and the pro forma fees and expenses of the combined fund. The pro forma fees and expenses are based on the amounts shown in the table for each Fund, assuming the Reorganization occurred as of the fiscal year ended December 31, 2023. The tables below do not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher because the Permitted Accounts contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Target Fund as of 12/31/2023	Acquiring Fund as of 12/31/2023	Combined Fund Pro Forma as of
Institutional Class			12/31/2023

Management Fees	0.67%	0.78%	0.67%

Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%

Total Other Expenses	0.11%	0.03%	0.11%

Shareholder Services Expenses	0.00%	0.00%	0.00%

Other Expenses	0.11%	0.03%	0.11%

Total Annual Fund Operating Expenses	0.78%	0.81%	0.78%

Fee Waiver and Expense Reimbursements	(0.08)%[1]	(0.01)%[2]	(0.08)%[3]

Total Annual Fund Operating Expenses After Reimbursements	0.70%	0.80%	0.70%

1 The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.70% of the Class’s average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs for the Target Fund (the “Target Fund Expense Limit”). The agreement’s current term ends on April 30, 2025, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Target Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Target Fund Expense Limit in place at the time of recoupment. Any fees or expenses of the Target Fund previously waived or reimbursed by ECM pursuant to the agreement will not be subject to recoupment following the Reorganization.

2 The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.80% of the Class’s average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Acquiring Fund Expense Limit”). The agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Acquiring Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Acquiring Fund Expense Limit in place at the time of recoupment.

3 The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.70% of the Class’s average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Combined Fund Expense Limit”). The agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. After April 30, 2026, the Combined Fund Expense Limit may increase. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Combined Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Combined Fund Expense Limit in place at the time of recoupment.

	Target Fund as of 12/31/2023	Acquiring Fund as of 12/31/2023	Combined Fund Pro Forma as of
Investor Class			12/31/2023

Management Fees	0.67%	0.78%	0.67%

Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%

Total Other Expenses	0.47%	0.46%	0.47%

Shareholder Services Expenses	0.35%	0.35%	0.35%

Other Expenses	0.12%	0.11%	0.12%

Total Annual Fund Operating Expenses	1.14%	1.24%	1.14%

Fee Waiver and Expense Reimbursements	(0.09)%[1]	(0.09)%[2]	(0.09)%[3]

Total Annual Fund Operating Expenses After Reimbursements	1.05%	1.15%	1.05%

1 The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.70% of the Class’s average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs for the Target Fund (the “Target Fund Expense Limit”). The agreement’s current term ends on April 30, 2025, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Target Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Target Fund Expense Limit in place at the time of recoupment. Any fees or expenses of the Target Fund previously waived or reimbursed by ECM pursuant to the agreement will not be subject to recoupment following the Reorganization.

2 The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.80% of the Class’s average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Acquiring Fund Expense Limit”). The agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Acquiring Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Acquiring Fund Expense Limit in place at the time of recoupment.

3 The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.70% of the Class’s average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Combined Fund Expense Limit”). The agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. After April 30, 2026, the Combined Fund Expense Limit may increase. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Combined Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Combined Fund Expense Limit in place at the time of recoupment.

Example

The Example below is intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in the combined fund. The Example does not reflect the fees and expenses of any insurance company separate accounts for Permitted Accounts. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher because the Permitted Accounts contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Institutional Class	Target Fund	Acquiring Fund	Combined Fund Pro Forma

1 Year	$72	$82	$72
3 Years	$241	$258	$241
5 Years	$425	$449	$425
10 Years	$959	$1,001	$959
Investor Class
1 Year	$107	$117	$107
3 Years	$353	$385	$353
5 Years	$619	$672	$619
10 Years	$1,378	$1,492	$1,378

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Funds’ performance. During the most recent fiscal year, the Target Fund’s turnover rate was 20% of the average value of its portfolio, and the Acquiring Fund’s turnover rate was 217% of the average value of its portfolio.

Principal Investment Strategies

The Target Fund and the Acquiring Fund have similar principal investment strategies with the primary differences being related to the following:

●	The Target Fund holds a more limited number of securities in its portfolio and often concentrates its investments in certain sectors (such as the financial sector);
●

The Target Fund selects issuers that take steps toward preserving the environment and does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the manufacture of firearms or the operation of for-profit prisons;

●	The Acquiring Fund’s 80% policy includes investments in foreign mid cap issuers that are traded in the U.S.;
●	The Acquiring Fund may invest in real estate investment trusts and derivatives;
●

The Acquiring Fund may engage in frequent trading, which may significantly increase the portfolio turnover rate and result in higher transaction costs. At times the Acquiring Fund may have a portfolio turnover rate substantially greater than 100% (please see Portfolio Turnover section above);

●	The Acquiring Fund uses a quantitative model to select investments; and
●	The Funds have different sub-advisers.

The principal investment strategies for each Fund are as follows:

Target Fund - Principal Investment Strategies	Acquiring Fund - Principal Investment Strategies

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization (“mid cap”) companies. For purposes of the 80% policy, the Fund considers mid cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Index at the time of initial purchase. As of December 31, 2023, the market capitalizations of the companies in the Russell Midcap® Index ranged from $270 million to $73.3 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. mid-capitalization (“mid cap”) companies, including foreign issuers that are traded in the U.S. For purposes of the 80% policy, the Fund considers mid cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index at the time of initial purchase. As of December 31, 2023, the market capitalization range of the Russell Midcap® Value Index was between $750 million and $59 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

Target Fund - Principal Investment Strategies	Acquiring Fund - Principal Investment Strategies

The Fund emphasizes a “value style” of investing, seeking companies that are undervalued in comparison to their peers due to economic, market, company-specific or other factors, but have the prospect of achieving improved valuations in the future.

The Fund emphasizes a “value style” of investing, seeking companies that are undervalued in comparison to their peers due to economic, market, company-specific or other factors, but have the prospect of achieving improved valuations in the future.

The Fund generally holds between 25-45 securities in its portfolio, focusing on a limited number of companies and industries in which the portfolio managers have expertise, and will often invest a significant portion of its assets in certain sectors, such as the financial sector.

The Fund may invest in real estate investment trusts (“REITs”) and derivatives, including but not limited to futures contracts. The Fund may engage in active and frequent trading of its portfolio securities. The Fund may also focus its investments in certain sectors, such as the financial sector.

The Fund also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness and selecting issuers that take positive steps toward preserving the environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the manufacture of firearms or the operation of for-profit prisons.

Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Ariel Investments, LLC (the “Sub-Adviser” or “Ariel”). Ariel invests primarily in undervalued mid cap companies that show a strong potential for growth. Ariel seeks to invest in quality companies whose financial strength, valuable products or services and savvy management teams create durable competitive advantages. Ariel also integrates environmental, social, and governance (“ESG”) considerations across its investment process as part of the broader review of material risks and opportunities for a given investment. ESG considerations are only one component in the evaluation of eligible investments and may not be a determinative factor in the final investment decision.

Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Goldman Sachs Asset Management, L.P. (the “Sub-Adviser” or “GSAM”). GSAM manages the Fund using a quantitative investment process, in combination with a qualitative overlay. GSAM’s investment style emphasizes fundamentally based stock selection, careful portfolio construction and efficient implementation.

In evaluating the Reorganization, you should consider the risks of investing in the Acquiring Fund. The principal investment risks of investing in the Acquiring Fund are described below in the section entitled “Principal Investment Risks.”

Principal Investment Risks

The principal risks of each Fund are similar, but some principal risks differ between the Funds and are described below. There can be no assurance the Target Fund and the Acquiring Fund will achieve their investment objectives. An investment in the Target Fund or the Acquiring Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

The following principal risks are identical for both Funds:

Equity Securities Risk - The value of equity securities held by the Fund may decline as a result of factors directly related to a company, a particular industry or industries, or general market conditions that are not specifically related to a company or an industry.

Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, sanctions, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Small and Medium Size Company Risk - The stocks of small and medium size companies often trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Accordingly, stocks of small and medium size companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than stocks of larger companies, especially over the short term, and are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. In addition, there may be less publicly available information concerning small and medium size companies upon which to base an investment decision.

Value Stock Risk - A “value” style of investing is subject to the risk that returns on “value” stocks are less than returns on other styles of investing or the overall stock market. Value stocks tend to trade at lower price-to-book and price-to-earnings ratios, which suggests the market as a whole views their potential future earnings as limited.

Sector Risk - The Fund may, from time to time, invest a significant portion of its assets in companies within a particular sector and its performance may suffer if that sector underperforms the overall market.

Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.

The following principal risk is unique to the Target Fund:

Environmental, Social and Governance Considerations Risk - The Target Fund’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Target Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Target Fund’s exposure to certain issuers or industries and may not work as intended. While ESG considerations may have the potential to contribute to the Target Fund’s long-term performance, there is no guarantee that such results will be achieved.

The following principal risks are unique to the Acquiring Fund:

Real Estate Investment Trust/Real Estate Risk - Investments in real estate-related instruments may be affected by similar risks as direct investment in real estate and the real estate market generally, including, among others: economic, legal, cultural, governmental, environmental or technological factors that affect property values, rents or occupancies of real estate. Historically, the real estate industry has been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified due to ownership of a limited number of properties or concentration in a particular geographic region or property type. REITs are also subject to risks associated with changes in interest rates.

Quantitative Model Risk - Securities selected by GSAM using a quantitative investment model can perform differently than the market as a whole based on the factors used in the model, the weight placed on each factor, and changes in the factors’ historical trends. Due to the significant role technology plays in a quantitative investment model, its use carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or technology used in the model. There can be no assurance that the use of a quantitative investment model will enable the Acquiring Fund to achieve its objective.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments and can perform differently than the U.S. market. Current sanctions or the threat of potential sanctions or other similar measures may also impair the value or liquidity of affected securities and negatively impact the Acquiring Fund.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Acquiring Fund to lose money on investments denominated in foreign currencies.

Derivatives Risk - The use of derivatives, including but not limited to futures contracts, may expose the Acquiring Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Acquiring Fund’s other portfolio holdings, the risk that a derivative could expose the Acquiring Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Acquiring Fund and indirectly by shareholders).

Fundamental Investment Restrictions

The Funds have identical fundamental investment restrictions that cannot be changed without shareholder approval. In addition, each Fund is diversified. A diversified fund, with respect to 75% of its assets, may not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued by other investment companies or by the U.S. government, its agencies, instrumentalities or authorities) and may not purchase more than 10% of the outstanding voting securities of any one issuer.

Performance Information

The bar charts and tables below provide an indication of the risk of investment in the Funds by showing the performance of the Funds’ Investor Class shares in each full calendar year since inception and by comparing the Funds’ Institutional and Investor Class average annual total returns to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of each Fund. The returns shown below for the Funds are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Funds’ recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the Funds’ performance would have been lower than what is shown below. Upon the completion of the Reorganization, the Acquiring Fund will be the surviving fund for accounting, tax and performance reporting purposes; therefore the performance information for the Target Fund will be that of the Acquiring Fund.

Updated performance information may be obtained at https://www.empower.com/investments/empower-funds/fund-documents (the web site does not form a part of this Prospectus).

Target Fund Calendar Year Total Returns

	Quarter Ended	Total Return

Best Quarter	December 31, 2020	23.72%

Worst Quarter	March 31, 2020	-29.70%

Target Fund Average Annual Total Returns for the Periods Ended December 31, 2023

	One Year	Five Years	Ten Years	Since Inception	Inception Date

Institutional Class	10.92%	10.80%	N/A	6.29%	5/1/2015

Investor Class	10.45%	10.46%	6.36%	N/A

Russell 3000® Index¹ (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%	11.53%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%	7.71%

1 The Fund changed its broad-based securities market benchmark from the Russell Midcap® Value Index to the Russell 3000® Index to reflect that the Russell 3000® Index may be considered more broadly representative of the overall applicable securities market.

Acquiring Fund Calendar Year Total Returns

	Quarter Ended	Total Return

Best Quarter	December 31, 2020	19.60%

Worst Quarter	March 31, 2020	-33.86%

Acquiring Fund Average Annual Total Returns for the Periods Ended December 31, 2023

	One Year	Five Years	Ten Years	Since Inception	Inception Date

Institutional Class	15.53%	10.05%	N/A	7.77%	5/1/2015

Investor Class	15.15%	9.70%	8.12%	N/A

Russell 3000® Index¹ (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%	11.53%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%	7.71%

1 The Fund changed its broad-based securities market benchmark from the Russell Midcap® Value Index to the Russell 3000® Index to reflect that the Russell 3000® Index may be considered more broadly representative of the overall applicable securities market. The Fund will retain the Russell Midcap® Value Index as its additional benchmark for performance comparison purposes.

Investment Adviser

ECM, a subsidiary of Empower Annuity Insurance Company of America (“Empower of America”), serves as investment adviser to each Fund. ECM provides investment advisory, fund operations, and accounting services to Empower Funds. ECM, a Colorado limited liability company with its principal business address at 8515 East Orchard Road, Greenwood Village, Colorado 80111, is registered as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of December 31, 2023, ECM provided investment management services for mutual funds and other investment portfolios representing assets of $64.1 billion. ECM and its affiliates have been providing investment management services since 1969.

Advisory Fees

Each Fund pays a fee to ECM for investment advisory services. For the fiscal year ended December 31, 2023, ECM received an investment advisory fee from the Target Fund at an annual rate of 0.67% of the Target Fund’s average daily net assets which was calculated daily and paid monthly. ECM is entitled to an investment advisory fee from the Acquiring Fund at an annual rate of 0.78% of the Fund’s average daily net assets up to $1 billion dollars, 0.73% of the average daily net assets over $1 billion and 0.68% of the average daily net assets over $2 billion which is calculated daily and paid monthly. For the fiscal year ended December 31, 2023, ECM received an investment advisory fee from the Acquiring Fund at an annual rate of 0.78% of the Fund’s average daily net assets which was calculated daily and paid monthly. Effective October 25, 2024, in connection with the Reorganization, ECM will receive an investment advisory fee from the Acquiring Fund at an annual rate of 0.67% of the Acquiring Fund’s average daily net assets which is calculated daily and paid monthly.

Pursuant to the terms of the investment advisory agreement between Empower Funds and ECM, ECM is responsible for all fees and expenses incurred in performing the services set forth in the agreement with respect to each Fund. Each Fund pays all other fees and expenses incurred in its operation, all of its general administrative expenses, all shareholder services fees with respect to Investor Class shares, and any extraordinary expenses, including litigation costs. The investment advisory agreement automatically renews for one-year terms unless it is terminated by Empower Funds or ECM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

For the Target Fund, ECM has contractually agreed to waive advisory fees or reimburse expenses if total annual Target Fund operating expenses of any Class exceed 0.70% of that Class’s average daily net assets, excluding shareholder services fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Target Fund Expense Limit”). The expense limitation agreement’s current term ends on April 30, 2025, and automatically renews for one-year terms unless it is terminated by Empower Funds or ECM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, ECM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided total annual Fund operating expenses of the Class plus such recoupment do not exceed the lesser of the Target Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Target Fund Expense Limit in place at the time of recoupment. Any fees or expenses of the Target Fund previously waived or reimbursed by ECM pursuant to the agreement will not be subject to recoupment as described above following the Reorganization.

For the Acquiring Fund, prior to the Reorganization, ECM has contractually agreed to waive advisory fees or reimburse expenses if total annual Acquiring Fund operating expenses of any Class exceed 0.80% of that Class’s average daily net assets, excluding shareholder services fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Acquiring Fund Expense Limit”). The expense limitation agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated by Empower Funds or ECM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, ECM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided total annual Fund operating expenses of the Class plus such recoupment do not exceed the lesser of the Acquiring Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Acquiring Fund Expense Limit in place at the time of recoupment.

For the Acquiring Fund, subsequent to the Reorganization, ECM has contractually agreed to waive advisory fees or reimburse expenses if total annual Acquiring Fund operating expenses of any Class exceed 0.70% of that Class’s average daily net assets, excluding shareholder services fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Combined Fund Expense Limit”). The expense limitation agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated by Empower Funds or ECM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. After April 30, 2026, the Combined Fund Expense Limit may increase. Under the agreement, ECM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided total annual Fund operating expenses of the Class plus such recoupment do not exceed the lesser of the Combined Fund Expense Limit that was in place at the time of the waiver/reimbursement or the Combined Fund Expense Limit in place at the time of recoupment. Any fees or expenses of the Acquiring Fund waived or reimbursed by ECM before or after the Reorganization pursuant to the agreement will be subject to recoupment as described above following the Reorganization.

Sub-Adviser

Empower Funds and ECM operate under a manager-of-managers structure under an order issued by the SEC. The current order permits ECM to enter into, terminate, or materially amend sub-advisory agreements without shareholder approval, unless the sub-adviser is an affiliated person. This means ECM is responsible for monitoring the sub-advisers’ performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each sub-adviser’s agreement should be renewed, terminated or modified. ECM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, of Empower Funds or ECM other than by reason of serving as a sub-adviser to one or more funds without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Fund (including the Acquiring Fund). Under the terms of such order, however, Empower Funds must furnish to shareholders of the Funds all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement within 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement.

The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, who provides services to the Funds. Shareholders are not parties to or intended (or “third-party”) beneficiaries of those contractual arrangements.

Subsequent to the Reorganization, GSAM will continue to be responsible for the investment and reinvestment of the assets of the Acquiring Fund and for making decisions to buy, sell, or hold any particular security for the Acquiring Fund. GSAM will bear all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Acquiring Fund. ECM, in turn, pays sub-advisory fees to GSAM for its services out of ECM’s advisory fee described above.

The following is additional information regarding the current sub-adviser to the Target Fund and the Acquiring Fund.

Sub-Adviser of the Target Fund

Ariel, a Delaware limited liability company with its principal business address at 200 East Randolph Street, Suite 2900, Chicago, Illinois 60601, is registered as an investment adviser pursuant to the Advisers Act and is a privately held minority-owned money manager.

●	John W. Rogers, Jr., Chairman & Co-Chief Executive Officer, has served as portfolio manager of the Target Fund since 2002 and founded Ariel in 1983.

●	Timothy Fidler, CFA, Executive Vice President, has served as portfolio manager of the Target Fund since 2011 and joined Ariel in 1999.

Sub-Adviser of the Acquiring Fund

GSAM, a Delaware limited partnership with its principal business address at 200 West Street, New York, New York 10282, is registered as an investment adviser pursuant to the Advisers Act. GSAM is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc., and an affiliate of Goldman Sachs & Co. LLC.

●	Len Ioffe, CFA, Managing Director, has served as portfolio manager of the Acquiring Fund since 2011 and joined GSAM in 1994.

●	Osman Ali, CFA, Managing Director, has served as portfolio manager of the Acquiring Fund since 2013 and joined GSAM in 2003.

●	Dennis Walsh, Managing Director, has served as portfolio manager of the Acquiring Fund since 2013 and joined GSAM in 2005.

●	Takashi Suwabe, Managing Director, has served as portfolio manager of the Acquiring Fund since 2021 and joined GSAM in 2004.

●	Sharanya Srinivasan, Managing Director, has served as portfolio manager of the Acquiring Fund since 2024 and joined GSAM in 2019.

Directors and Officers

As of the date of this Information Statement/Prospectus, there are six members of the Board, one of whom is an “interested person” (as that term is defined in the 1940 Act) and five of whom are not “interested persons” of Empower Funds or ECM, as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Directors”). The names and business addresses of the directors and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management of Empower Funds” in the Funds’ SAI, as supplemented, which is incorporated herein by reference.

Purchase and Sale of Fund Shares

Neither Fund is sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. Permitted Accounts may place orders on any business day to purchase and redeem shares of a Fund based on instructions received from owners of variable contracts or IRAs, or from participants of retirement plans or college savings programs. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming shares of the Funds.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

For a complete description of purchase, redemption and exchange options, see the section of each Fund’s Prospectus entitled “Shareholder Information.”

Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses) to shareholders as dividends annually. Each Fund also realizes capital gains from its investments and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually. Both dividends and capital gains distributions of each Fund are reinvested in additional shares of such Fund at net asset value.

The Target Fund intends to distribute all its net investment income and net capital gains, if any, for the period ending on the Closing Date to its shareholders prior to Closing. See “The Reorganization - Material Federal Income Tax Consequences” below.

Federal Income Tax Information

Each Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds qualify as regulated investment companies and distribute their income as required by the Code, the Funds will not be subject to federal income tax to the extent their net investment income and realized net capital gains are distributed to shareholders. Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, owners of qualified college savings programs, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan or IRA or are withdrawn from a qualified college savings program for other than qualified expenses.

More information regarding federal income taxation of Permitted Account owners and participants may be found in the applicable prospectus and/or disclosure documents for that Permitted Account.

Shareholder Services Agreement

Empower Funds entered into a Shareholder Services Agreement with Empower Retirement, LLC (“Empower”), an affiliate of ECM and a subsidiary of Empower of America. Pursuant to the Shareholder Services Agreement, Empower provides various recordkeeping, administrative and shareholder services (“Shareholder Services”) to shareholders that invest in the Funds through Permitted Accounts. The Shareholder Services provided by Empower include but are not limited to (1) executing purchase and redemption instructions received from shareholders; (2) recording the ownership interest of each shareholder and maintaining a record of the number of shares issued to each shareholder; (3) maintaining a call center and investigating all inquiries from shareholders; (4) distributing annual prospectus updates, supplements to the prospectuses and SAI, and annual and semi-annual shareholder reports to shareholders; (5) preparing and delivering quarterly statements to shareholders; and (6) preparing and delivering confirmations for each purchase, redemption or exchange transaction of a shareholder. The Shareholder Services provided by Empower are not in the capacity of a sub-transfer agent for the Funds. Pursuant to the Shareholder Services Agreement, Empower receives a fee equal to 0.35% of the average daily net asset value of the Investor Class shares of the Funds (“Shareholder Services Fee”). To the extent the Funds are offered on other platforms and other entities provide the Shareholder Services, Empower or its affiliates enter into a separate agreement with such entity and pay the Shareholder Services Fee to that entity.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

Empower of America and/or its affiliates (collectively, the “Empower of America Funds Group” or “EAFG”) may make payments to broker-dealers and other financial intermediaries, including insurance companies, for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Funds. The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of a Fund on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Such payments are paid from EAFG’s legitimate profits and other financial resources (not from a Fund). To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, EAFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

The sale of Fund shares, and/or shares of other mutual funds affiliated with Empower Funds, is not considered a factor in the selection of broker-dealers to execute a Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Empower Funds is not considered marketing support payments to such broker-dealers.

EAFG’s payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor a Fund or affiliated funds. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. Contact your financial intermediary for information about any payments it receives from EAFG and any services it provides, as well as about fees and/or commissions it charges.

Partner Payments to Empower

Empower may receive payments from registered investment advisers and/or their affiliates (“Partner(s)”), including current and potential sub-advisers to Empower Funds, as applicable, for providing services to Partners and Partner products offered through Empower’s retirement platforms. Program services include but are not limited to: (1) consideration for inclusion in Empower products developed for some segments of the retirement and IRA market, (2) inclusion on the Empower Select investment platform, which is available in the small plan recordkeeping market, (3) a waiver of the connectivity fee, (4) enhanced marketing opportunities, (5) additional reporting capabilities, (6) collaboration in thought leadership opportunities, (7) access to meetings with Empower leadership, Empower staff, and the third-party advisory and brokerage firms through which Empower distributes its services, and (8) access to conferences put on by Empower. The level of payments made by Partners may be based on differing levels or types of services provided by Empower, among other considerations.

Further Information

Additional information concerning the Funds is contained in this Information Statement/Prospectus and additional information regarding the Acquiring Fund is contained in the Acquiring Fund’s prospectus which is incorporated by reference. The cover page of this Information Statement/Prospectus describes how you may obtain further information.

THE REORGANIZATION

The Reorganization will be governed by the Agreement, which is attached as Appendix A. The Agreement provides that the Target Fund will transfer all of its assets to the Acquiring Fund solely in exchange for the issuance of full and fractional shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund. The Closing of the Reorganization will take place at the close of business on the Closing Date.

The Target Fund will transfer all of its assets to the Acquiring Fund, and in exchange, the Acquiring Fund will assume all the liabilities of the Target Fund and deliver to the Target Fund a number of full and fractional Institutional Class and Investor Class shares of the Acquiring Fund having a net asset value equal to the value of the assets of the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date. At the designated time on the Closing Date, as set forth in the Agreement, the Target Fund will distribute in complete liquidation and termination of the Target Fund, pro rata, by class, to its shareholders of record all Acquiring Fund shares received by the Target Fund. This distribution will be accomplished by the transfer of the Acquiring Fund shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund shareholders and representing the respective pro rata number of Acquiring Fund shares of the appropriate class due such shareholders. All issued and outstanding shares of the Target Fund will be canceled on the books of the Target Fund. As a result of the Reorganization, each Target Fund Institutional Class and Investor Class shareholder will receive a number of Acquiring Fund Institutional Class and Investor Class shares respectively, equal in net asset value, as of the close of regular trading on the New York Stock Exchange on the Closing Date, to the net asset value as of such time of the Target Fund Institutional Class and Investor Class shares, surrendered by such shareholder.

The consummation of the Reorganization is subject to the terms and conditions set forth in the Agreement and the representations and warranties set forth in the Agreement being true. The Agreement may be terminated by mutual agreement of the Funds. In addition, either Fund may at its option terminate the Agreement at or before the Closing if (i) the Closing has not occurred on or before ten months from the date of the Agreement, unless such date is extended by mutual agreement of the parties, or (ii) the other party materially breaches its obligations under the Agreement or makes a material and intentional misrepresentation in the Agreement or in connection with the Agreement.

The Target Fund will, within a reasonable period of time before the Closing, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing, furnish the Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that the Acquiring Fund does not wish to acquire, and the Target Fund will dispose of the securities on the Acquiring Fund’s list before the Closing. Notwithstanding the foregoing, nothing in the Agreement will require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Target Fund, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund. It is estimated that approximately 93% of the Target Fund’s portfolio will be sold prior to the Reorganization in connection with this portfolio repositioning. It is estimated that such portfolio repositioning would have resulted in realized losses of approximately $2,606,659 (approximately $0.03 per share) and brokerage commissions or other transaction costs of approximately $18,856 (approximately $0.004 per share) if such sales occurred on December 31, 2023.

It is expected that shareholders of the Target Fund will not recognize any gains or losses for federal income tax purposes as a direct result of the Reorganization. It is also expected that investors who hold shares of the Target Fund through Permitted Accounts will not recognize any taxable income, gains or losses as a result of the exchanges pursuant to the Reorganization. In addition, neither Fund will generally recognize gain nor loss for federal income tax purposes as a direct result of the Reorganization. To the extent that portfolio investments received by the Acquiring Fund in the Reorganization are sold after the Reorganization, the Acquiring Fund may recognize income and capital gain (after the application of any available capital loss carryovers), which will be distributed to shareholders who hold shares of the combined fund (including former Target Fund shareholders who hold shares of the Acquiring Fund following the Reorganization). Such distribution is not expected to be taxable for federal income tax purposes to investors who hold shares of the Acquiring Fund through Permitted Accounts. None of the Target Fund’s investments are expected to be sold after the Reorganization as a result of any portfolio repositioning. For a more detailed discussion of the federal income tax consequences of the Reorganization, please see “The Reorganization - Material Federal Income Tax Consequences” below.

Description of Securities to be Issued

Shares of Common Stock. The Acquiring Fund offers two classes of shares – Institutional Class and Investor Class. Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Acquiring Fund as are declared by the Board. Each share class represents interests in the same portfolio of investments, but differing class-level expenses will result in differing net asset values and dividends and distributions for each class. Upon any liquidation of the Acquiring Fund, Institutional Class and Investor Class shareholders are entitled to share pro rata in the net assets belonging to the Acquiring Fund allocable to the Institutional Class and Investor Class, respectively, available for distribution after satisfaction of outstanding liabilities of the Acquiring Fund allocable to the Institutional Class and Investor Class. All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. Additional classes of shares may be authorized by the Board in the future.

Voting Rights of Shareholders. Shares attributable to a Fund held in variable contracts will be voted by insurance company separate accounts based on instructions received from owners of variable contracts. The number of votes that an owner of a variable contract has the right to cast will be determined by applying his/her percentage interest in a Fund (held through a variable contract) to the total number of votes attributable to the Fund. In determining the number of votes, fractional shares will be recognized. Shares held in the variable contracts for which a Fund does not receive instructions, and shares owned by ECM, which provided initial capital to the Fund, will be voted in the same proportion as shares for which the Fund has received instructions. As a result of such proportionate voting a small number of variable contracts owners may determine the outcome of the shareholder vote(s).

Upon the completion of the Reorganization, the Acquiring Fund will be the surviving fund for accounting, tax and performance reporting purposes.

Continuation of Shareholder Accounts and Plans

The Acquiring Fund will establish an account for each Target Fund shareholder containing the appropriate number of shares of the appropriate class of the Acquiring Fund. The shareholder services and shareholder programs of the Funds are identical.

Service Providers

The Bank of New York Mellon serves as the custodian for the assets of each Fund. SS&C Global Investor & Distribution Solutions, Inc. serves as the Funds’ transfer agent and dividend paying agent. Deloitte & Touche LLP serves as the Independent Registered Public Accounting Firm for the Funds.

Material Federal Income Tax Consequences

It is expected that, for federal income tax purposes, (i) the Reorganization will qualify as a tax-free reorganization under the Code, (ii) the shareholders of the Target Fund will not recognize any gains or losses as a direct result of the Reorganization, and (iii) the investors who hold shares of the Target Fund through Permitted Accounts will not recognize any taxable income, gains or losses as a result of the exchanges pursuant to the Reorganization. As a non-waivable condition of the Funds’ obligations to consummate the Reorganization, each Fund will receive an opinion or opinions from Vedder Price P.C. (which opinion(s) will be based on certain factual representations and certain customary assumptions and exclusions) substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.

The transfer by the Target Fund of all its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution to the Target Fund shareholders of all the Acquiring Fund shares received by the Target Fund in complete liquidation of the Target Fund and the termination of the Target Fund as soon as possible thereafter, will constitute “a reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to the Reorganization.

2.

No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

3.

No gain or loss will be recognized by the Target Fund upon the transfer of all the Target Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund shares so received to the Target Fund shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

4.	No gain or loss will be recognized by Target Fund shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund shares pursuant to the Reorganization.

5.

No taxable income, gains or losses will be recognized by the investors who hold shares of the Target Fund through Permitted Accounts upon the exchange by the Target Fund Shareholders of their Target Fund shares solely for Acquiring Fund shares pursuant to the Reorganization.

6.

The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.

7.

The holding period of the Acquiring Fund shares received by each Target Fund shareholder in this Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the effective time of the Reorganization.

8.	The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets to the Target Fund immediately before the effective time of the Reorganization.

9.

The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset).

No opinion will be expressed as to: (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If the Reorganization occurs but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each person treated as a shareholder of the Target Fund for federal income tax purposes would recognize a gain or loss for federal income tax purposes equal to the difference between its basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. Regardless of whether the Reorganization qualifies as a tax-free reorganization for federal income tax purposes, the Reorganization is not expected to be a taxable event for federal income tax purposes for investors who hold shares of the Target Fund or Acquiring Fund through Permitted Accounts.

Prior to Closing, the Target Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders at least all its net investment income and realized net capital gains (after reduction for any available capital loss carryovers and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through the Closing Date. This distribution may include net capital gains resulting from the sale of portfolio assets prior to the Reorganization. Additional distributions may be made if necessary. All dividends and distributions will be reinvested in additional shares of the Target Fund. Investors who hold shares of the Target Fund through Permitted Accounts are not expected to be subject to federal income tax on such distributions.

To the extent that a portion of the Target Fund’s portfolio assets are sold prior to the Reorganization, the federal income tax effect of such sales would depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryovers (capital losses from prior taxable years are available to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gains dividends. Any net short-term capital gains (in excess of any net long-term capital loss and after application of any available capital loss carryovers) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund’s taxable year in which such gains are recognized. It is estimated that approximately 93% of the Target Fund’s portfolio will be sold prior to the Reorganization in connection with this portfolio repositioning. It is estimated that such portfolio repositioning would have resulted in realized losses of approximately $2,606,659 (approximately $0.03 per share) and brokerage commissions or other transaction costs of approximately $18,856 (approximately $0.004 per share) if such sales occurred on December 31, 2023.

Although it is not expected to affect investors who hold shares of the Funds through Permitted Accounts, the Acquiring Fund’s ability to use, after the Reorganization, the Target Fund’s or the Acquiring Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

Any gain the Acquiring Fund recognizes after the Reorganization, including any built-in gain recognized on the sale of the Target Fund’s assets in connection with the repositioning of the Acquiring Fund’s portfolio after the Reorganization, will be distributed to shareholders of the Acquiring Fund (including former shareholders of the Target Fund who hold shares of the Acquiring Fund after the Reorganization). In addition, shareholders of the Target Fund will receive a proportionate share of any income and gains recognized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of distributions than they would have had the Reorganization not occurred. Shareholders of the Acquiring Fund are not expected to recognize any taxable income, gains or losses for federal income tax purposes as a direct result of the Reorganization.

This description of material federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders and investors who hold Target Fund shares through Permitted Accounts are urged to consult their own tax advisors as to the specific tax consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

The expenses associated with the Reorganization include, but are not limited to, legal and auditing fees, portfolio transaction costs, as well as the costs of printing and distributing this Information Statement/Prospectus. ECM will pay all Reorganization expenses, which are estimated to be $95,000, whether or not the Reorganization is completed.

Capitalization

The following table sets forth the capitalization of the Target Fund and the Acquiring Fund as of June 28, 2024, and the pro forma capitalization of the combined fund as if the Reorganization had occurred on that date. These numbers may differ at the Closing Date.

Capitalization Table as of June 28, 2024

	Target Fund	Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund

Institutional Class

Net Assets	$37,524,988	$585,111,695	$0	$622,636,683

Shares Outstanding	3,720,647	66,750,813	(3,170,928)	67,300,532

Net Asset Value Per Share	$10.09	$8.77	$0	$8.77

Shares Authorized	30,000,000	350,000,000	0	380,000,000

	Target Fund	Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund

Investor Class

Net Assets	$72,745,391	$36,557,022	$0	$109,302,413

Shares Outstanding	8,461,358	2,658,620	560,285	11,680,263

Net Asset Value Per Share	$8.60	$13.75	$0	$13.75

Shares Authorized	400,000,000	120,000,000	0	520,000,000

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601.

Information Filed with the SEC

This Information Statement/Prospectus and the Reorganization SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports, which the Funds have filed with the SEC pursuant to the requirements of the Securities Act of 1933 as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current Prospectuses and SAI for the Target Fund and Acquiring Fund is Registration No.  2-75503. Such Prospectuses and SAI relating to the Funds are incorporated herein by reference, insofar as they relate to the Funds.

Financial Highlights

The financial highlights tables presented below are intended to help you understand the financial performance of each Fund’s Institutional Class and Investor Class shares for the past five years, or, if shorter, the period of such class’s operations. Certain information reflects financial results for a single Fund (Institutional Class or Investor Class) share. Total returns in the tables represent the rate an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). Total returns do not include expenses associated with Permitted Accounts. If such expenses were included, total returns would be lower. For each Fund, this information was audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm. Deloitte & Touche’s report, along with the Funds’ financial statements, is included in each Fund’s Annual Report, which is available upon request.

Financial Highlights (continued)

EMPOWER MID CAP VALUE FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2023	$11.31	0.13	1.60	1.73	—	(0.06)	(0.01)	(0.07)	$12.97	15.15%
12/31/2022	$13.16	0.11	(1.67)	(1.56)	—	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	—	(2.54)	(0.50)	(3.04)	$13.16	30.17%
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00)(d)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
12/31/2019	$10.46	0.12	2.02	2.14	—	(0.02)	(0.00)(d)	(0.02)	$12.58	20.49%
Institutional Class
12/31/2023	$7.34	0.11	1.03	1.14	—	(0.21)	(0.01)	(0.22)	$8.26	15.53%
12/31/2022	$8.71	0.10	(1.11)	(1.01)	—	(0.14)	(0.22)	(0.36)	$7.34	(11.53%)
12/31/2021	$9.15	0.13	2.68	2.81	—	(2.75)	(0.50)	(3.25)	$8.71	30.73%
12/31/2020	$9.27	0.12	(0.13)	(0.01)	(0.00)(d)	(0.10)	(0.01)	(0.11)	$9.15	0.02%
12/31/2019	$7.78	0.13	1.48	1.61	—	(0.12)	(0.00)(d)	(0.12)	$9.27	20.80%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$37,327	1.24%	1.15%	1.06%	217%
12/31/2022	$81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
12/31/2019	$50,712	1.21%	1.15%	1.06%	204%
Institutional Class
12/31/2023	$576,759	0.81%	0.80%	1.48%	217%
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.

Financial Highlights (continued)

EMPOWER ARIEL MID CAP VALUE FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2023	$9.31	0.06	0.84	0.90	(0.23)	(1.16)	(1.39)	$8.82	10.45%
12/31/2022	$14.70	0.08	(2.11)	(2.03)	(0.66)	(2.70)	(3.36)	$9.31	(12.94%)
12/31/2021	$11.99	0.09	3.02	3.11	(0.29)	(0.11)	(0.40)	$14.70	26.13%
12/31/2020	$11.55	0.23	0.72	0.95	(0.26)	(0.25)	(0.51)	$11.99	9.08%
12/31/2019	$10.29	0.14	2.24	2.38	(0.14)	(0.98)	(1.12)	$11.55	24.32%
Institutional Class
12/31/2023	$10.68	0.10	0.99	1.09	(0.28)	(1.16)	(1.44)	$10.33	10.92%
12/31/2022	$15.92	0.14	(2.28)	(2.14)	(0.40)	(2.70)	(3.10)	$10.68	(12.69%)
12/31/2021	$12.97	0.15	3.26	3.41	(0.35)	(0.11)	(0.46)	$15.92	26.53%
12/31/2020	$12.29	0.23	0.85	1.08	(0.15)	(0.25)	(0.40)	$12.97	9.18%
12/31/2019	$10.01	0.16	2.31	2.47	(0.05)	(0.14)	(0.19)	$12.29	24.82%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$84,023	1.14%	1.05%	0.61%	20%
12/31/2022	$86,066	1.14%	1.05%	0.62%	31%
12/31/2021	$225,274	1.08%	1.05%	0.61%	42%
12/31/2020(d)	$102,080	1.12%	1.05%	2.20%	65%
12/31/2019	$95,546	1.11%	1.05%	1.02%	33%
Institutional Class
12/31/2023	$34,384	0.78%	0.70%	0.97%	20%
12/31/2022	$32,255	0.76%	0.70%	1.05%	31%
12/31/2021	$40,197	0.72%	0.70%	0.96%	42%
12/31/2020	$37,478	0.72%	0.70%	2.16%	65%
12/31/2019	$37,963	0.73%	0.70%	1.36%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	On July 17, 2020, the Investor Class underwent a one for seven reverse stock split. The capital activity presented here has been retroactively adjusted to reflect this reverse split.
(e)	Portfolio turnover is calculated at the Fund level.

THE BOARD’S APPROVAL OF THE REORGANIZATION

Based on the considerations described below, the Board determined that the Reorganization of the Target Fund into the Acquiring Fund would be in the best interests of the Target Fund, and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. As such, the Board has approved the Reorganization.

In preparation for the meeting of the Board held on June 12-13, 2024, at which the Reorganization was considered, ECM provided the Board with information for the meeting regarding the Reorganization, including the rationale therefor and alternatives considered. ECM proposed the Reorganization in order to address the underperformance of the Target Fund and, secondarily, as part of a continuing effort to reduce redundancy in its fund offerings by consolidating two mid cap value offerings into a single offering, the Acquiring Fund.

Prior to approving the Reorganization, the Independent Directors reviewed the foregoing information with their independent legal counsel and with ECM management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. In approving the Reorganization, the Board considered a number of factors in reaching its determination, including the following:

●	the compatibility of the Funds’ investment objectives, principal investment strategies and principal investment risks;
●	the Funds’ investment performance and portfolio managers;
●	the Funds’ relative fees and expense ratios;
●	the anticipated federal income tax-free nature of the Reorganization;
●	the expected costs of the Reorganization and the fact that the Funds would not bear any of such costs;
●	the terms of the Reorganization and whether the Reorganization would dilute the interests of the Funds’ shareholders;
●	the effect of the Reorganization on shareholder rights;
●	alternatives to the Reorganization; and
●	any potential benefits to ECM and its affiliates as a result of the Reorganization.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

Based on the information presented, the Board noted that the Funds have substantially similar investment objectives, and similar principal investment strategies and principal investment risks. In particular, the Board noted that both Funds are mid cap value funds.

Investment Performance and Portfolio Management

The Board considered the investment performance of both Funds for the quarter, year-to-date, one-year, three-year, five-year, ten-year, and since inception periods, as applicable, ended March 31, 2024. The Board noted that the Institutional Class and Investor Class shares of the Acquiring Fund outperformed the Institutional Class and Investor Class shares of the Target Fund for all periods reviewed. While the Board considered returns as of March 31, 2024 and not December 31, 2023, the share classes of the Target Fund outperformed the respective share classes of the Acquiring Fund for the five-year period ended December 31, 2023. As of March 31, 2024, that was no longer the case. The Board further noted that the current sub-adviser of the Acquiring Fund, GSAM, will continue to be responsible for the day-to-day management of the investment and reinvestment of the assets of the Acquiring Fund upon effectiveness of the Reorganization.

Fees and Expense Ratios

The Board considered the fees and expense ratios of the Funds and the impact of expense caps. The Board considered that the Acquiring Fund currently has a higher management fee and expense limit than the Target Fund. Additionally, the Acquiring Fund has higher operating expenses than the Target Fund. However, the Board noted that immediately following the Reorganization, the Acquiring Fund will reduce its management fee and expense limit to match those of the Target Fund through April 30, 2026. After April 30, 2026, the expense limit and total annual fund operating expenses of the Acquiring Fund may increase. As a result, the Board further noted that shareholders of the Target Fund will pay the same total expense ratio and shareholders of the Acquiring Fund will pay a lower total expense ratio upon effectiveness of the Reorganization.

Federal Income Tax Consequences of the Reorganization

The Board considered the tax implications of the Reorganization. The Board noted that the Reorganization will be structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes.

Costs of the Reorganization

The Board considered that ECM will bear all the expenses incurred in connection with the Reorganization, including portfolio repositioning transaction expenses.

Dilution

The terms of the Reorganization are intended to avoid dilution of the interests of the shareholders of the Funds. In this regard, shareholders of the Target Fund will receive the same class of shares in the Acquiring Fund, equal in total value to the total value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board noted that the shareholders of each class of the Target Fund will receive the same class of shares of the Acquiring Fund, which are subject to the same shareholder services fees. The Board also considered that both Funds are a series of Empower Funds and, as such, the rights of the Target Fund shareholders are the same as the rights of the Acquiring Fund shareholders. The Board also considered that shares of both Funds are entitled to one vote per share held and fractional votes for fractional shares held.

Alternatives to the Reorganization

As an alternative, the Board considered liquidating the Target Fund. The Board also considered maintaining the Target Fund, with ECM replacing the sub-adviser to seek to improve performance. However, the Board took note of ECM’s conclusion that shareholders of both Funds would likely benefit from the Reorganization.

Potential Benefits to ECM and its Affiliates

The Board recognized that over time the Reorganization may result in some potential benefits and economies for ECM and its affiliates. These may include, for example, cost savings as a result of the elimination of the Target Fund as a fund in Empower Funds’ complex. However, the Board also took note of the fact that ECM’s profitability would decline slightly as a result of the Reorganization due to the decrease in the Acquiring Fund’s management fee and expense limit.

Conclusion

The Board, including all of the Independent Directors, unanimously approved the Reorganization, concluding that the Reorganization is in the best interests of the Target Fund, and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. The Board, including the Independent Directors, also concluded that the Reorganization is in the best interests of the Acquiring Fund, and that the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization. The Board did not identify any single factor discussed above as all-important or controlling but considered all such factors together in approving the Reorganization.

INFORMATION ABOUT OWNERSHIP OF SHARES OF THE FUND

Outstanding Shares

At the close of business on December 31, 2023, there were 3,328,412 Institutional Class and 9,524,830 Investor Class shares of the Target Fund outstanding. As of December 31, 2023, the directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of any class of shares of the Target Fund.

At the close of business on December 31, 2023, there were 69,851,414 Institutional Class and 2,877,396 Investor Class shares of the Acquiring Fund outstanding. As of December 31, 2023, the directors and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of any class of shares of the Acquiring Fund.

Beneficial Ownership

The following tables set forth the percentage of ownership of each person who, as of June 21, 2024, owns of record, or is known by the Funds to own of record or beneficially, 5% or more of any class of shares of either Fund. The tables also set forth the estimated percentage of shares of the Acquiring Fund that would have been owned by such parties if the Reorganization had occurred on June 21, 2024. These amounts may differ on the Closing Date.

Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of a Fund can control the Fund and determine the outcome of a shareholder meeting. The votes of the shareholders of the Target Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

Target Fund

Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization

Institutional Class	Empower Lifetime 2035 Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	9.20%	<5%

	Empower Lifetime 2045 Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	8.77%	<5%

	Empower Lifetime 2035 Fund Service Class	8515 E. Orchard Road, Greenwood Village, CO 80111	7.95%	<5%

	Empower Retirement IRA	P.O. Box 173764, Denver, CO 80217-3764	7.84%	12.22%

	Empower Lifetime 2025 Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	7.43%	<5%

	Empower Lifetime 2045 Fund Service Class	8515 E. Orchard Road, Greenwood Village, CO 80111	6.77%	<5%

	Empower Lifetime 2040 Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	6.74%	<5%

	Empower Lifetime 2030 Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	6.28%	<5%

Target Fund

Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization

	Empower Lifetime 2050 Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	5.13%	<5%

Investor Class	Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	46.73%	35.40%

	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	36.98%	29.25%

Acquiring Fund

Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization

Institutional Class	Empower Moderate Profile Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	18.60%	19.39%

	Empower Aggressive Profile Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	15.29%	14.49%

	Empower Moderately Aggressive Profile Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	13.38%	12.69%

	Empower Conservative Profile Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	6.85%	6.52%

	Empower Moderately Conservative Profile Fund Investor Class	8515 E. Orchard Road, Greenwood Village, CO 80111	5.64%	5.51%

Investor Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	40.79%	29.25%

	Empower Retirement IRA	P.O. Box 173764, Denver, CO 80217-3764	25.89%	12.22%

APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this 25th day of October, 2024, by and among Empower Funds, Inc., a Maryland corporation (the “Corporation”), on behalf of itself and the Empower Mid Cap Value Fund, a separate series of the Corporation (the “Acquiring Fund”), and Empower Ariel Mid Cap Value Fund, a separate series of the Corporation (the “Acquired Fund,” together with the Acquiring Fund, each a “Fund” and collectively the “Funds”), and Empower Capital Management, LLC (“ECM”), investment adviser for the Funds (for purposes of sections 8.3 and 10.2 of this Agreement only). The principal place of business of the Corporation is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Institutional Class and Investor Class voting shares of common stock, $0.10 par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, immediately followed by the pro rata, by class, distribution of the Acquiring Fund Shares received by the Acquired Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.   Transfer of Assets of the Acquired Fund to the Acquiring Fund in Consideration for Acquiring Fund Shares and the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all of the Acquired Fund’s assets as set forth in section 1.2, and the Acquiring Fund agrees in consideration therefor (i) to deliver to the Acquired Fund that number of full and fractional Institutional Class and Investor Class Acquiring Fund Shares determined with respect to each such class of shares by dividing the value of the Acquired Fund’s assets net of any liabilities with respect to the corresponding class of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of an Acquiring Fund Share of such class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund as set forth in section 1.3. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the “Closing”).

1.2  The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all assets as of the time of the Closing, including, without limitation, all cash, cash equivalents, securities, commodities and futures contracts and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund to be prepared as of the effective time of the Closing in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of the Acquired Fund’s most recent audited statement of assets and liabilities. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay dividends and other distributions, for the purpose of distributing all or substantially all of the Acquired Fund’s income and gains so as to avoid the imposition of income or excise taxes).

1.3  The Acquired Fund will endeavor, to the extent practicable, to discharge all of its liabilities and obligations that are accrued prior to the Closing. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including but not limited to any deferred compensation payable by the Acquired Fund to the Corporation’s directors.

1.4  Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund’s Institutional Class and Investor Class shareholders of record (the “Acquired Fund Shareholders”), determined as of the time of such distribution, on a pro rata basis by class, the corresponding class of Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished with respect to the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value as of the Valuation Time (as defined in section 2.1) of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders of each class of shares of the Acquired Fund, shall be equal to the aggregate net asset value of the respective class of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.5  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s most recently effective prospectus and statement of additional information.

1.6  Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7  All books and records of the Acquired Fund, including, without limitation, all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing.

2.   Valuation

2.1  The value of the Assets and the liabilities of the Acquired Fund shall be computed as of the close of regular trading on The New York Stock Exchange (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions, using the valuation procedures set forth in the Corporation’s Articles of Amendment and Restatement, as amended, the Acquiring Fund’s most recently effective prospectus and statement of additional information and any other valuation policies or procedures applicable to the Acquiring Fund then in effect, copies of which have been delivered to the Acquired Fund.

2.2  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

2.3  All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of the other Fund.

3.   Closing and Closing Date

3.1  The Closing of the transactions contemplated by this Agreement shall occur on October 25, 2024, or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m., Eastern Time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Fund, or at such other place and time as the parties may agree.

3.2  The Acquired Fund shall deliver, or cause to be delivered, to the Acquiring Fund at the Closing a schedule of the Assets.

3.3  The Bank of New York Mellon, custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to The Bank of New York Mellon, also the custodian for the Acquiring Fund, prior to or at the Closing and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered to the Acquiring Fund by wire transfer of federal funds as of the Closing.

3.4  SS&C Global Investor & Distribution Solutions, Inc., as transfer agent for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders as of immediately prior to the Closing and the number and percentage ownership (to three decimal places) of outstanding Institutional Class and/or Investor Class Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited as of the Closing to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other Fund or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.5  In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Corporation (the “Board”), accurate appraisal of the value of the net assets or shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   Representations and Warranties

4.1  The Corporation, on behalf of itself and the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)  The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles of Amendment and Restatement, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquired Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles of Amendment and Restatement, as amended. The Corporation and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund.

(b)  The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws.

(d)  The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles of Amendment and Restatement or Amended and Restated By-Laws, each as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund.

(e)  No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund’s knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(f)  The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 2023, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(g)  Since December 31, 2023, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio shall not constitute a material adverse change.

(h)  All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund.

(i)  For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and at or prior to the Valuation Time will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain after reduction for any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code (as such terms are defined in the Code), in each case that has accrued or will accrue on or prior to the Closing Date, and (iii) has been, and will be (in the case of the taxable year ending with the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a RIC. As of the time of the Closing, the Acquired Fund will have no current or accumulated earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M of the Code did not apply to it.

(j)  For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquired Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquired Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code.

(k)  All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of SS&C Global Investor & Distribution Solutions, Inc., as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares.

(l)  At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s Assets to be transferred to the Acquiring Fund pursuant to section 1.1 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and all material documentation at or prior to the Closing.

(m)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)  The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(o)  The most recently effective prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(p)  The Acquired Fund shares have been duly established and designated by the Board.

4.2  The Corporation, on behalf of itself and the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)  The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles of Amendment and Restatement, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquiring Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles of Amendment and Restatement, as amended. The Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b)  The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required by state securities laws.

(d)  The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles of Amendment and Restatement or Amended and Restated By-Laws, each as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund.

(e)  No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquiring Fund’s knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(f)  The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2023, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(g)  Since December 31, 2023, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio shall not constitute a material adverse change.

(h)  All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for their payment, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(i)  For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC. As of the time of the Closing, the Acquiring Fund will have no current or accumulated earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M of the Code did not apply to it.

(j)  For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquiring Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquiring Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code.

(k)  All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

(l)  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing have been duly authorized and, when so issued and delivered, will be legally and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)  At the Closing, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing.

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)  The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p)  The most recently effective prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(q)  The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing.

(r)  The Acquiring Fund Shares have been duly established and designated by the Board.

5.   Covenants of the Acquiring Fund and the Acquired Fund

The Corporation on behalf of each Fund covenants as follows:

5.1  The Acquiring Fund and the Acquired Fund, each covenants to operate its business in the ordinary course from the date hereof through the Closing except as otherwise provided herein, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and such changes as are contemplated by the Funds’ normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund covenants and agrees to coordinate its portfolio, as set forth in section 5.13, in order that at the Closing, when the Assets are added to the Acquiring Fund’s portfolio, the resulting portfolio will be consistent with the implementation of the Acquiring Fund’s investment objective, policies, strategies and restrictions on the Closing Date, a written description of which has been delivered to the Acquired Fund.

5.2  Upon reasonable notice, the Corporation’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4  The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6  The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7  The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue the Acquiring Fund’s operations after the Closing and to consummate the transactions contemplated herein; provided, however, that the Corporation may take such actions it reasonably deems advisable after the Closing as circumstances change.

5.8  The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund Shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume all of the liabilities of the Acquired Fund.

5.9  Immediately after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing in complete liquidation of the Acquired Fund and the Acquired Fund’s existence shall as soon as possible thereafter be terminated under applicable law.

5.10  The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.11  The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Corporation, the Acquiring Fund or the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Corporation, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated herein in section 8.3.

5.12  At or prior to the Valuation Time, the Acquired Fund will declare and pay to its shareholders a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders at least (i) all of the excess of (x) the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund’s investment company taxable income as defined in Code Section 852 (computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund’s realized net capital gain (after reduction by any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code), in each case for both the current taxable year (which will end on the Closing Date) and all preceding taxable years.

5.13  The Acquiring Fund agrees to identify in writing prior to the Closing any assets of the Acquired Fund that the Acquiring Fund does not wish to acquire because they are not consistent with the Acquiring Fund’s investment objective, policies, restrictions or strategies on the Closing Date, and the Acquired Fund agrees to dispose of such assets prior to the Closing. The Acquiring Fund agrees to identify in writing prior to the Closing Date any assets that it would like the Acquired Fund to purchase so that, immediately after the Closing, the Acquiring Fund’s portfolio will be consistent with the Acquiring Fund’s investment objective, policies, restrictions and strategies on the Closing Date, and the Acquired Fund agrees to purchase prior to the Closing such assets (to the extent consistent with the Acquired Fund’s investment objective, policies, restrictions or strategies). Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of or purchase any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interests of the Acquired Fund.

5.14  The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders (the “Registration Statement”). The Registration Statement shall include an information statement of the Acquired Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other parties with the materials and information necessary to prepare the information statement and related materials for inclusion therein.

6.   Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Corporation, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder at or before the Closing, and, in addition thereto, the following further conditions:

6.1  All representations and warranties of the Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2  The Acquiring Fund shall have delivered to the Acquired Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation, on behalf of the Acquiring Fund, made in this Agreement are true and correct as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3  The Corporation, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund at or before the Closing.

7.   Conditions Precedent to Obligations of the Acquiring Fund

The obligations of the Corporation, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder at or before the Closing and, in addition thereto, the following further conditions:

7.1  All representations and warranties of the Corporation, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser, directors or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2  The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing, certified by the Treasurer or an Assistant Treasurer of the Corporation.

7.3  The Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to the Acquired Fund made in this Agreement are true and correct as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4  The Corporation, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund at or before the Closing.

8.   Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

The obligations under this Agreement of the Acquired Fund and the Acquiring Fund shall be subject to the fulfillment or waiver of the following conditions:

8.1  At the Closing, no action, suit or other proceeding shall be pending or to a Fund’s knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Corporation, on behalf of the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either Fund hereto may for itself waive any of such conditions.

8.3  The Funds shall have received an opinion of Vedder Price P.C. addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(a)  The transfer by the Acquired Fund of all its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, immediately followed by the pro rata, by class, distribution to the Acquired Fund Shareholders of all the Acquiring Fund Shares received by the Acquired Fund in complete liquidation of the Acquired Fund and the termination of the Acquired Fund as soon as possible thereafter, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)  No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)  No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)  No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares pursuant to the Reorganization.

(e)  No taxable income, gain or loss will be recognized by investors who hold shares of the Funds through an insurance company separate account for certain variable annuity contracts and variable life insurance policies, an individual retirement account, a qualified retirement plan, or a college savings program as a result of the exchanges pursuant to the Reorganization.

(f)  The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the effective time of the Reorganization.

(g)  The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder in this Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the effective time of the Reorganization.

(h)  The basis of the Acquired Fund’s assets received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the effective time of the Reorganization.

(i)  The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset).

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds and ECM or its affiliates, and the Corporation, the Funds, and ECM and its affiliates will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.3.

8.4  The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.   Reserved

10.  Fees and Expenses

10.1  The Corporation, on behalf of the Acquiring Fund and the Acquired Fund, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2  ECM will pay all expenses incurred by each of the Acquired Fund and the Acquiring Fund in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of supplements to the Corporation’s Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. ECM will also bear any transaction costs incurred through the sale and purchase of assets pursuant to section 5.13. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a RIC.

11.  Entire Agreement

The parties agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

12.  Termination

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, or (ii) by any party if the Closing shall not have occurred on or before ten months from the date of this Agreement, unless such date is extended by mutual agreement of the parties, or (iii) by any party if another party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or the Board members or officers of any party, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Corporation, on behalf of the Acquiring Fund and the Acquired Fund, as specifically authorized by the Board.

14.  Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund or the Acquiring Fund, 8515 East Orchard Road, 2T2, Greenwood Village, Colorado 80111, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  Headings; Counterparts; Assignment; Limitation of Liability

15.1  The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. The use of the terms “including” or “include” in this Agreement shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively.

15.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4  Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Corporation or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5  This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first written above by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:	EMPOWER FUNDS, INC., on behalf of itself and the Empower Mid Cap Value Fund

Secretary	By: Kelly B. New
Its: Chief Financial Officer & Treasurer

Attest:	EMPOWER FUNDS, INC., on behalf of itself and the Empower Ariel Mid Cap Value Fund

Secretary	By: Kelly B. New
Its: Chief Financial Officer & Treasurer

AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTIONS 8.3 AND 10.2 HERETO

EMPOWER CAPITAL MANAGEMENT, LLC

By: Jonathan D. Kreider
Its: President & Chief Executive Officer

By: Kelly B. New
Its: Chief Financial Officer & Treasurer

EMPOWER FUNDS, INC.

Relating to the Acquisition of the Assets and Liabilities of

EMPOWER ARIEL MID CAP VALUE FUND

by EMPOWER MID CAP VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION

8515 E. Orchard Road

Greenwood Village, Colorado 80111

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated August 30, 2024, relating to this reorganization (the “Reorganization”) of the Empower Ariel Mid Cap Value Fund (the “Target Fund”) into the Empower Mid Cap Value Fund (the “Acquiring Fund”). The Target Fund and the Acquiring Fund are collectively referred to herein as the “Funds” or individually as a “Fund.” Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Empower Funds at the address shown above or by calling (866) 831-7129. Capitalized terms used herein that are not defined have the same meaning as in the Information Statement/Prospectus.

Further information about the Funds is contained in the Funds’ Statement of Additional Information, dated April 30, 2024, as supplemented through the date of this SAI, and is incorporated herein by reference only insofar as it relates to the Target Fund and the Acquiring Fund. No other parts are incorporated by reference herein. The supplement to the SAI dated June 14, 2024, relating to the Reorganization is also incorporated herein by reference.

The audited financial statements and related independent registered public accounting firm’s report for the Acquiring Fund and Target Fund are contained in the Acquiring Fund’s Annual Report and the Target Fund’s Annual Report for the fiscal year ended December 31, 2023 and are incorporated herein by reference.

The date of this Statement of Additional Information is August 30, 2024.

Supplemental Financial Information

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization is included in the section of the Information Statement/Prospectus entitled “Comparison of the Funds.”

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. Notwithstanding the foregoing, changes to the Target Fund’s investment portfolio are expected to be made prior to the Reorganization to more closely align the Target Fund’s underlying holdings, where possible, with the underlying holdings of the Acquiring Fund.

There are no material differences in the accounting, taxation and valuation policies of the Target Fund as compared to those of the Acquiring Fund. Upon the completion of the Reorganization, the Acquiring Fund will be the surviving fund for accounting, tax and performance reporting purposes.

1

PART C

OTHER INFORMATION

Item 15. Indemnification

Article VI of the Amended and Restated By-Laws of Empower Funds provides for indemnification of certain persons acting on behalf of the Funds. Each officer, director, employee, or agent of the Empower Funds shall be indemnified by Empower Funds to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to Empower Funds or its security holders to which such person would otherwise be subjected by reason of disabling conduct, consisting of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication on the merits by a court or administrative body that the person seeking indemnification was not liable by reason of such disabling conduct, indemnification shall be conditioned upon (i) the vote of a majority of directors who are neither “interested persons” of Empower Funds (as defined in the Investment Company Act of 1940, as amended) nor parties to the proceeding or, in the event that no quorum of such directors is available or if the quorum of such directors so directs, (ii) the written opinion of independent legal counsel, in either case based upon a review of the facts, determining that the person to be indemnified was not liable by reason of such disabling conduct.

Item 16. Exhibits

(1)(a)(1) Articles of Amendment and Restatement dated March  16, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 110 to the Registration Statement filed on April 25, 2011 (File No.  2-75503).

(1)(a)(2) Articles of Amendment dated May 1, 2011 and Articles Supplementary dated April 18, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No.  2-75503).

(1)(a)(3) Articles of Amendment dated July 1, 2011 and Articles Supplementary dated July 2, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No.  2-75503).

(1)(a)(4) Articles Supplementary dated July 24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 128 to the Registration Statement filed on August 16, 2012 (File No.  2-75503).

(1)(a)(5) Articles Supplementary dated September 12, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(6) Articles of Amendment dated September  24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(7) Articles Supplementary dated May 1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 131 filed on April 26, 2013 (File No. 2-75503).

(1)(a)(8) Articles Supplementary January  14, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(9) Articles of Amendment dated September  1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(10) Articles Supplementary dated December 20, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(11) Articles Supplementary dated May 1, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(1)(a)(12) Articles Supplementary dated June 19, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No.  2-75503).

(1)(a)(13) Articles of Amendment dated April 29, 2016 and Articles Supplementary dated August 28, 2015; December 17, 2015; April 12, 2016 and April 28, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503).

(1)(a)(14) Articles of Amendment dated October 14, 2016; April 10, 2017 and May 1, 2017 and Articles Supplementary dated July 27, 2016 and October 17, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(1)(a)(15) Articles Supplementary dated December 29, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(1)(a)(16) Articles of Amendment dated July  17, 2017; September 29, 2017 and April 27, 2018 and Articles Supplementary dated June 30, 2017 and July 14, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April 27, 2018 (File No. 2-75503).

(1)(a)(17) Articles Supplementary dated May 17, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No. 2-75503).

(1)(a)(18) Articles of Amendment dated August 24, 2018 and Articles Supplementary dated May 1, 2014 and September 10, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No.  2-75503).

(1)(a)(19) Articles Supplementary dated December 3, 2018; December 21, 2018; April 12, 2019 and May 1, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(1)(a)(20) Articles of Amendment dated July 1, 2019; Articles Supplementary dated August 20, 2019; and Articles of Amendment and Articles Supplementary dated October 25, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No. 2-75503).

(1)(a)(21) Articles Supplementary dated February  26, 2020 and May 1, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No.170 filed on April 29, 2020 (File No. 2-75503).

(1)(a)(22) Articles Supplementary dated July 8, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(1)(a)(23) Articles Supplementary dated September  30, 2020; Articles Supplementary dated October 21, 2020; Articles of Amendment dated October 23, 2020; and Articles Supplementary dated December 30, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No. 2-75503).

(1)(a)(24) Articles Supplementary dated September  17, 2021 are incorporated by reference to Registrant’s Post-Effective Amendment No. 176 filed on April 29, 2022 (File No. 2-75503).

(1) (a)(25) Articles of Amendment dated August  1, 2022 are incorporated by reference to Registrant’s Post-Effective Amendment No. 177 filed on August 26, 2022 (File No. 2-75503).

(1)(a)(26) Articles Supplementary dated April  30, 2022 and December 14, 2022 are incorporated by reference to Registrant’s Post-Effective Amendment No. 178 filed on April 28, 2023 (File No.  2-75503).

(1)(a)(27) Articles Supplementary dated July 14, 2023 and December 22, 2023 are incorporated by reference to Registrant’s Post-Effective Amendment No. 179 filed on April 25, 2024 (File No. 2-75503).

(2) Amended and Restated Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 177 filed on August 26, 2022 (File No. 2-75503).

(3) Not Applicable.

(4) Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement.

(5) Not Applicable.

(6)(a)(1) Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(6)(a)(2) Amendment to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(6)(a)(3) Amendment to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated April 27, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April 27, 2018 (File No.  2-75503).

(6)(a)(4) Amendment to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated May 17, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No.  2-75503).

(6)(a)(5) Amendments to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated August 1, 2017 and August 24, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No.  2-75503).

(6)(a)(6) Amendments to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated July 17, 2017 and January 11, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(6)(a)(7) Amendment to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated October 25, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No.  2-75503).

(6)(a)(8) Amendment to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated April 29, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No.170 filed on April 29, 2020 (File No.  2-75503).

(6)(a)(9) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(6)(a)(10) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated October 23, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No.  2-75503).

(6)(a)(11) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated July 9, 2021 is incorporated by reference to Registrant’s Post-Effective Amendment No. 175 filed on August 27, 2021 (File No.  2-75503).

(6)(a)(12) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated March 7, 2022 and April 29, 2022 are incorporated by reference to Registrant’s Post-Effective Amendment No. 176 filed on April 29, 2022 (File No. 2-75503).

(6)(a)(13) Amendment to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated April 28, 2023 is incorporated by reference to Registrant’s Post-Effective Amendment No. 178 filed on April 28, 2023 (File No.  2-75503).

(6)(a)(14) Amendments to Amended and Restated Investment Advisory Agreement with Empower Capital Management, LLC dated October 10, 2023 and February 26, 2024 is incorporated by reference to Registrant’s Post-Effective Amendment No. 179 filed on April 25, 2024 (File No. 2-75503).

(6)(b)(1) Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated December 5, 2013 is incorporated by reference to Registrant’s Post-Effective Amendment No.  133 filed on April 30, 2014 (File No.  2-75503).

(6)(b)(2) Amendment to Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No.  148 filed on December 18, 2017 (File No.  2-75503).

(6)(b)(3) Amendment to Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated May 17, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No.  155 filed on June 21, 2018 (File No.  2-75503).

(6)(b)(4) Amendment to Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated January 1, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(6)(b)(5) Amendment to Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated May 1, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(6)(b)(6) Amendment to Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated June 28, 2021 is incorporated by reference to Registrant’s Post-Effective Amendment No. 175 filed on August 27, 2021 (File No.  2-75503).

(6)(b)(7) Amendments to Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated June 28, 2021, July 9, 2021 and December 2021 are incorporated by reference to Registrant’s Post-Effective Amendment No. 176 filed on April 29, 2022 (File No. 2-75503).

(6)(b)(8) Amendment to Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. dated June 1, 2023 is incorporated by reference to Registrant’s Post-Effective Amendment No.  179 filed on April 25, 2024 (File No.  2-75503).

(7)(a)(1) Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No.  2-75503).

(7)(a)(2) Amendment to Principal Underwriting Agreement dated April 30, 2009 is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No.  2-75503).

(7)(a)(3) Amendment to Principal Underwriting Agreement dated August 11, 2009 is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(7)(a)(4) Amendment to Principal Underwriting Agreement dated December 31, 2010 is incorporated by reference to Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No.  2-75503).

(7)(a)(5) Amendment to Principal Underwriting Agreement dated June 8, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No. 2-75503).

(7)(a)(6) Amendment to Principal Underwriting Agreement dated July 19, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No.  2-75503).

(7)(a)(7) Amendment to Principal Underwriting Agreement dated September 20, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 121 filed on September 21, 2011 (File No.  2-75503).

(7)(a)(8) Amendment to Principal Underwriting Agreement dated September 20, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No.  2-75503).

(7)(a)(9) Amendment to Principal Underwriting Agreement dated June 11, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No.  2-75503).

(7)(a)(10) Amendments to Principal Underwriting Agreement dated March 9, 2016 and April 29, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No.  2-75503).

(7)(a)(11) Amendment to Principal Underwriting Agreement dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(7)(a)(12) Amendment to Principal Underwriting Agreement dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(7)(a)(13) Amendment to Principal Underwriting Agreement dated October 25, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No.  2-75503).

(7)(a)(14) Amendment to Principal Underwriting Agreement dated April 21, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No.170 filed on April 29, 2020 (File No.  2-75503).

(7)(a)(15) Amendment to Principal Underwriting Agreement dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(7)(a)(16) Amendment to Principal Underwriting Agreement dated April 30, 2021 is incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No.  2-75503).

(7)(a)(17) Amendment to Principal Underwriting Agreement dated April 29, 2022 is incorporated by reference to Registrant’s Post-Effective Amendment No. 176 filed on April 29, 2022 (File No. 2-75503).

(8) Not Applicable.

(9) Amended and Restated Custody Agreement with The Bank of New York Mellon dated July 1, 2015 and Supplement to the Amended and Restated Custody Agreement dated December 11, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(10) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (Institutional Class, Investor Class, Investor II Class, Service Class and Class L) dated April 29, 2022 is incorporated by reference to Registrant’s Post-Effective Amendment No. 176 filed on April 29, 2022 (File No. 2-75503).

(11) Legal Opinion is incorporated by reference to Registrant’s N-14 Registration Statement filed July 19, 2024 (File No. 333-280916).

(12) Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Information Statement/Prospectus is incorporated by reference to Registrant’s N-14 Registration Statement filed July 19, 2024 (File No. 333-280916).

(13)(a)(1) Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated November 2, 2001 is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 filed on March 1, 2002 (File No.  2-75503).

(13)(a)(2) Global Securities Lending Supplement dated April 29, 2010 and forms of amendments to Securities Lending Agreement and Guaranty are incorporated by reference to Registrant’s Post-Effective Amendment No. 123 to its Registration Statement filed on October 14, 2011 (File No.  2-75503).

(13)(a)(3) Supplement to Securities Lending Agreement and Guaranty dated March 6, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(13)(b)(1) Rule 22c-2 Shareholder Information Agreement with GWFS Equities, Inc. dated April 16, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No.  88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503).

(13)(b)(2) SEC Rule 22c-2 Amendment to Rule 22c-2 Shareholder Information Agreement dated January 1, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(13)(c)(1) Expense Limitation Agreement (Core Funds) regarding expense caps dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(13)(c)(2) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(13)(c)(3) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated May 17, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No.  2-75503).

(13)(c)(4) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated August 1, 2017 and Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated September 10, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No. 2-75503).

(13)(c)(5) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated May 1, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(13)(c)(6) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated January 1, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(13)(c)(7) Amendments to Expense Limitation Agreement (Core Funds) regarding expense caps dated October 23, 2020 and April 30, 2021 is incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No.  2-75503).

(13)(c)(8) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated July 9, 2021 is incorporated by reference to Registrant’s Post-Effective Amendment No. 175 filed on August 27, 2021 (File No.  2-75503).

(13)(c)(9) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated April 29, 2022 is incorporated by reference to Registrant’s Post-Effective Amendment No. 176 filed on April 29, 2022 (File No. 2-75503).

(13)(c)(10) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated April 28, 2023 is incorporated by reference to Registrant’s Post-Effective Amendment No. 178 filed on April 28, 2023 (File No.  2-75503).

(13)(c)(11) Amendment to Expense Limitation Agreement (Core Funds) regarding expense caps dated February 26, 2024 is incorporated by reference to Registrant’s Post-Effective Amendment No. 179 filed on April 25, 2024 (File No.  2-75503).

(13)(d)(1) Shareholder Services Agreement for certain Empower Funds dated April 29, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(13)(d)(2) Amendment to Shareholder Services Agreement dated April 30, 2021 is incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No. 2-75503).

(14) Written Consent of Deloitte  & Touche LLP, Independent Registered Public Accounting Firm, is filed herewith.

(15) Not Applicable.

(16) Powers of Attorney for Ms.  Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake are incorporated by reference to Registrant’s N-14 Registration Statement filed July 19, 2024 (File No. 333-280916).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that an executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus will be filed with the Securities and Exchange Commission within a reasonable time of receipt of the opinion, following the closing of this Reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Greenwood Village and State of Colorado, on the 30th day of August 2024.

EMPOWER FUNDS, INC.
(Registrant)

By:	/s/ Jonathan D. Kreider
Jonathan D. Kreider
President & Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gail H. Klapper* Gail H. Klapper*	Director	August 30, 2024

/s/ Stephen G. McConahey* Stephen G. McConahey*	Director	August 30, 2024

/s/ James A. Hillary* James A. Hillary*	Director	August 30, 2024

/s/ R. Timothy Hudner* R. Timothy Hudner*	Director	August 30, 2024

/s/ Steven A. Lake* Steven A. Lake*	Director	August 30, 2024

/s/ Jonathan D. Kreider Jonathan D. Kreider	President, Chief Executive Officer & Director	August 30, 2024

/s/ Kelly B. New Kelly B. New	Chief Financial Officer & Treasurer (Principal Accounting Officer & Principal Financial Officer)	August 30, 2024

*By:	/s/ Ryan L. Logsdon	August 30, 2024
Ryan L. Logsdon (Attorney-in-fact)

*Powers of Attorney for Ms. Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake are incorporated by reference to Registrant’s N-14 Registration Statement filed July 19, 2024 (File No. 333-280916).